LOANS - Loan Delinquency, including Nonaccrual Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	$ 12,795	$ 14,216
60 - 89 days past due	5,440	5,966
> 90 days past due	25,076	31,340
Total Past due	43,311	51,522
Current	4,469,020	3,498,906
Loans and Leases Receivable, Gross	4,512,331	3,550,428
Purchased impaired loans, carrying balance	264,904	413,086	687,300
Total loans and leases	4,777,235	3,963,514
Greater than 90 days past due and still accruing	216	218
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	1,002	2,076
60 - 89 days past due	3,647	496
> 90 days past due	2,110	7,619
Total Past due	6,759	10,191
Current	1,290,975	1,024,995
Loans and Leases Receivable, Gross	1,297,734	1,035,186
Purchased impaired loans, carrying balance	17,380	42,798
Total loans and leases	1,315,114	1,077,984
Greater than 90 days past due and still accruing	0	0
Real estate-construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	276	0
60 - 89 days past due	0	0
> 90 days past due	223	223
Total Past due	499	223
Current	195,773	80,518
Loans and Leases Receivable, Gross	196,272	80,741
Purchased impaired loans, carrying balance	1,299	8,556
Total loans and leases	197,571	89,297
Greater than 90 days past due and still accruing	0	0
Real estate-commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	8,356	7,984
60 - 89 days past due	838	4,269
> 90 days past due	13,952	13,995
Total Past due	23,146	26,248
Current	1,944,207	1,464,571
Loans and Leases Receivable, Gross	1,967,353	1,490,819
Purchased impaired loans, carrying balance	173,314	274,801
Total loans and leases	2,140,667	1,765,620
Greater than 90 days past due and still accruing	0	0
Residential Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	1,198	2,030
60 - 89 days past due	344	685
> 90 days past due	4,224	5,526
Total Past due	5,766	8,241
Current	426,908	344,690
Loans and Leases Receivable, Gross	432,674	352,931
Purchased impaired loans, carrying balance	69,220	80,733
Total loans and leases	501,894	433,664
Greater than 90 days past due and still accruing	0	0
Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	133	213
60 - 89 days past due	17	40
> 90 days past due	272	384
Total Past due	422	637
Current	44,235	46,914
Loans and Leases Receivable, Gross	44,657	47,551
Purchased impaired loans, carrying balance	2,663	5,223
Total loans and leases	47,320	52,774
Greater than 90 days past due and still accruing	0	0
Home equity
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	697	1,224
60 - 89 days past due	466	328
> 90 days past due	4,079	3,375
Total Past due	5,242	4,927
Current	452,357	420,176
Loans and Leases Receivable, Gross	457,599	425,103
Purchased impaired loans, carrying balance	1,028	975
Total loans and leases	458,627	426,078
Greater than 90 days past due and still accruing	0	0
Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	1,133	689
60 - 89 days past due	128	148
> 90 days past due	216	218
Total Past due	1,477	1,055
Current	114,565	117,042
Loans and Leases Receivable, Gross	116,042	118,097
Purchased impaired loans, carrying balance	0	0
Total loans and leases	116,042	118,097
Greater than 90 days past due and still accruing	216	218
Non Covered Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	4,475,221	3,505,641	3,179,064
Non Covered Loans | Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	1,297,312	1,035,668	861,033
Non Covered Loans | Real estate-construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	196,272	80,741	73,517
Non Covered Loans | Real estate-commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	1,974,695	1,496,987	1,417,008
Non Covered Loans | Residential Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	432,675	352,931	318,210
Non Covered Loans | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	44,269	47,133	56,810
Non Covered Loans | Home equity
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	416,029	376,454	367,500
Non Covered Loans | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans and leases	$ 113,969	$ 115,727	$ 84,986